UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended March 31, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    The Graham & Dodd Fund LLC

Address: 192 Lexington Avenue
         Suite #1202
         New York, NY 10016



13F File Number: 028-14915

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   David M. Masten Montero-Rosen
Title:  Managing Member
Phone:  212-649-5884


Signature, Place and Date of Signing:

/s/ David M. Masten
    Montero-Rosen               New York, New York             May 14, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   None

Form 13F Information Table Entry Total:                34

Form 13F Information Table Value Total:          $150,625
                                                (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                    FORM 13F INFORMATION TABLE
                                                    The Graham & Dodd Fund LLC
                                                          March 31, 2012



COLUMN 1                        COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5     COLUMN 6   COLUMN 7       COLUMN 8

                                 TITLE                   VALUE    SHRS OR SH/ PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS        CUSIP     (X1000)  PRN AMT PRN CALL  DISCRETION   MANAGERS   SOLE   SHARED  NONE
APACHE CORP                   COM            037411105   4,572    45,516  SH           SOLE        NONE      8,267          37,249
APPLE INC                     COM            037833100   9,559    15,943  SH           SOLE        NONE      2,894          13,049
BOEING CO                     COM            097023105   1,535    20,643  SH           SOLE        NONE      3,749          16,894
CHEVRON CORP NEW              COM            166764100   2,131    19,876  SH           SOLE        NONE      3,832          16,044
CIGNA CORPORATION             COM            125509109   9,680   196,557  SH           SOLE        NONE     34,994         161,563
COCA COLA CO                  COM            191216100   7,608   102,798  SH           SOLE        NONE     18,613          84,185
COSTCO WHSL CORP NEW          COM            22160K105  10,187   112,190  SH           SOLE        NONE     20,183          92,007
CSX CORP                      COM            126408103   4,940   229,533  SH           SOLE        NONE     41,479         188,054
DEVON ENERGY CORP NEW         COM            25179M103   3,212    45,160  SH           SOLE        NONE      8,205          36,955
DU PONT E I DE NEMOURS & CO   COM            263534109   3,923    74,156  SH           SOLE        NONE     13,464          60,692
EXXON MOBIL CORP              COM            30231G102   3,886    44,805  SH           SOLE        NONE      8,135          36,670
FORD MTR CO DEL               COM PAR $0.01  345370860   4,803   384,879  SH           SOLE        NONE     72,298         312,581
FREEPORT-MCMORAN COPPER & GO  COM            35671D857   1,907    50,132  SH           SOLE        NONE      9,104          41,028
GENERAL ELECTRIC CO           COM            369604103   5,101   254,169  SH           SOLE        NONE     46,179         207,990
HESS CORP                     COM            42809H107   2,902    49,229  SH           SOLE        NONE      9,219          40,010
HEWLETT PACKARD CO            COM            428236103   3,877   162,703  SH           SOLE        NONE     29,682         133,021
INTEL CORP                    COM            458140100   3,884   138,105  SH           SOLE        NONE     25,107         112,998
JPMORGAN CHASE & CO           COM            46625H100   4,564    99,257  SH           SOLE        NONE     18,372          80,885
KANSAS CITY SOUTHERN          COM NEW        485170302   2,263    31,567  SH           SOLE        NONE      5,708          25,859
L-3 COMMUNICATIONS HLDGS INC  COM            502424104   3,537    49,981  SH           SOLE        NONE      8,754          41,227
LYONDELLBASELL INDUSTRIES N   SHS - A -      N53745100     789    18,087  SH           SOLE        NONE      3,285          14,802
MARATHON OIL CORP             COM            565849106   3,196   100,827  SH           SOLE        NONE     18,474          82,353
MCDONALDS CORP                COM            580135101   7,260    74,004  SH           SOLE        NONE     13,081          60,923
METLIFE INC                   COM            59156R108   4,577   122,543  SH           SOLE        NONE     22,547          99,996
MICROSOFT CORP                COM            594918104   4,622   143,321  SH           SOLE        NONE     25,909         117,412
OCCIDENTAL PETE CORP DEL      COM            674599105   5,781    60,706  SH           SOLE        NONE     10,976          49,730
ORACLE CORP                   COM            68389X105   2,400    82,318  SH           SOLE        NONE     15,003          67,315
PRUDENTIAL FINL INC           COM            744320102   8,251   130,167  SH           SOLE        NONE     23,910         106,257
RELIANCE STEEL & ALUMINUM CO  COM            759509102   4,314    76,376  SH           SOLE        NONE     14,083          62,293
RENT A CTR INC NEW            COM            76009N100   3,091    81,887  SH           SOLE        NONE     15,160          66,727
UNION PAC CORP                COM            907818108   4,438    41,290  SH           SOLE        NONE      7,478          33,812
UNITEDHEALTH GROUP INC        COM            91324P102   2,037    34,563  SH           SOLE        NONE      6,261          28,302
WELLS FARGO & CO NEW          COM            949746101   2,389    69,971  SH           SOLE        NONE     12,703          57,268
WESTERN REFNG INC             COM            959319104   3,408   181,102  SH           SOLE        NONE     32,888         148,214

















SK 21911 0001 1290235